THE PHOENIX EDGE SERIES FUND

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003





THE PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES IS NOW AVAILABLE FOR INVESTMENT.


THE FOLLOWING REPLACES FOOTNOTE #1 UNDER THE "ANNUAL SERIES OPERATING EXPENSES" SECTION OF THE "PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES" ON PAGE 31 OF THE PROSPECTUS:

  (1) The series' investment advisor voluntarily agrees to waive the management fee through May 31, 2004.




Date: June 2, 2003              Please keep this supplement for future reference






TF826
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                                                   THE PHOENIX EDGE SERIES FUND

                              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003




       THE REFERENCE TO SIMON Y. TAN ON PAGE 28 OF THE STATEMENT OF ADDITIONAL INFORMATION IS REPLACED WITH THE FOLLOWING:

--------------------------  ----------  -------------------------------------------------------  -------------  -------------
                                                                                                  NUMBER OF        OTHER
                                                                                                  PORTFOLIOS    TRUSTEESHIPS
                                                                                                      IN              /
                            LENGTH OF                                                            FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS, (DOB), AND     TIME                     PRINCIPAL OCCUPATION(S)                   OVERSEEN BY       HELD BY
POSITION(S) WITH TRUST       SERVED                      DURING PAST 5 YEARS                       TRUSTEE         TRUSTEE
--------------------------  ----------  -------------------------------------------------------  -------------  -------------
Sue A. Collins                2003      Various positions including Executive Vice President,         35           None
One American Row                        Phoenix Life Insurance Company.  Executive Vice
Hartford, CT 06102                      President, The Phoenix Companies, Inc.; President and
08/08/53                                Director, PHL Variable Insurance Company; President
Trustee/President/                      and Director, Phoenix Life and Annuity Company;
Chairperson                             President and Director, Phoenix Variable Advisors,
                                        Inc. Executive Vice President and Director, PM
                                        Holdings, Inc. (present), General Manager and Group
                                        Actuary, ING Group (2000-2003). Principal and
                                        Managing Principal, Tillinghast - Towers Perrin
                                        (1985-2000)
--------------------------  ----------  -------------------------------------------------------  -------------  -------------





Date: June 2, 2003                                                       Please keep this supplement for future reference
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